Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Due to related parties (note 4)	$ 6,788	$ 611
Accrued interest	20,723	22,273
Accounts payable and other accrued liabilities	37,697	42,750
Accounts payable and accrued liabilities, Total	$ 65,208	$ 65,634